Income taxes - Effective income tax rate (Details)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Federal income tax statutory rate	21.00%	21.00%	21.00%		21.00%
State and local income taxes, net of federal income tax benefit			0.00%		0.00%
Effective income tax rate			0.00%		0.00%
Reservoir Holdings Inc And Subsidiaries
Federal income tax statutory rate				21.00%		21.00%
State and local income taxes, net of federal income tax benefit				1.70%		1.40%
Foreign subsidiary earnings				2.10%		0.40%
Return to provision adjustments				(4.90%)		(1.50%)
Impact of change in tax rates				0.30%		8.20%
Other, net				(1.00%)		0.10%
Effective income tax rate				19.20%		29.60%